NOTE 4 - ACCOUNTS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 4 - ACCOUNTS PAYABLE – RELATED PARTIES

As of December 31, 2017, and 2016, the Company owed $40,415 and $0 to directors and officers for various administrative and travel related expenses. In July 2016, the Company converted $228,109 of accounts payable – related parties into notes payable – related parties (see Note 8).